FAIR VALUE DISCLOSURES, Quantitative Information About Level 3 (Details)		Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Impaired Loans Installment [Member]
Asset Fair Value [Abstract]
Collateral dependent loans fair value		$ 170,000	$ 160,000
Recurring Basis [Member] | Capitalized Mortgage Loan Servicing Rights [Member] | Significant Unobservable Inputs (Level 3) [Member]
Asset Fair Value [Abstract]
Servicing asset fair value		$ 26,232,000	$ 16,904,000
Recurring Basis [Member] | Capitalized Mortgage Loan Servicing Rights [Member] | Present Value of Net Servicing Revenue [Member] | Significant Unobservable Inputs (Level 3) [Member] | Float Rate [Member]
Ranges and Weighted Average [Abstract]
Servicing asset measurement input		0.0136	0.0043
Recurring Basis [Member] | Capitalized Mortgage Loan Servicing Rights [Member] | Minimum [Member] | Significant Unobservable Inputs (Level 3) [Member] | Cost to Service [Member]
Ranges and Weighted Average [Abstract]
Servicing asset measurement input		67	69
Recurring Basis [Member] | Capitalized Mortgage Loan Servicing Rights [Member] | Minimum [Member] | Significant Unobservable Inputs (Level 3) [Member] | Ancillary Income [Member]
Ranges and Weighted Average [Abstract]
Servicing asset measurement input		20	20
Recurring Basis [Member] | Capitalized Mortgage Loan Servicing Rights [Member] | Minimum [Member] | Present Value of Net Servicing Revenue [Member] | Significant Unobservable Inputs (Level 3) [Member] | Discount Rate [Member]
Ranges and Weighted Average [Abstract]
Servicing asset measurement input		0.1000	0.1000
Recurring Basis [Member] | Capitalized Mortgage Loan Servicing Rights [Member] | Minimum [Member] | Present Value of Net Servicing Revenue [Member] | Significant Unobservable Inputs (Level 3) [Member] | Prepayment Rate [Member]
Ranges and Weighted Average [Abstract]
Servicing asset measurement input		0.0702	0.0792
Recurring Basis [Member] | Capitalized Mortgage Loan Servicing Rights [Member] | Maximum [Member] | Significant Unobservable Inputs (Level 3) [Member] | Cost to Service [Member]
Ranges and Weighted Average [Abstract]
Servicing asset measurement input		281	289
Recurring Basis [Member] | Capitalized Mortgage Loan Servicing Rights [Member] | Maximum [Member] | Significant Unobservable Inputs (Level 3) [Member] | Ancillary Income [Member]
Ranges and Weighted Average [Abstract]
Servicing asset measurement input		30	37
Recurring Basis [Member] | Capitalized Mortgage Loan Servicing Rights [Member] | Maximum [Member] | Present Value of Net Servicing Revenue [Member] | Significant Unobservable Inputs (Level 3) [Member] | Discount Rate [Member]
Ranges and Weighted Average [Abstract]
Servicing asset measurement input		0.1300	0.1300
Recurring Basis [Member] | Capitalized Mortgage Loan Servicing Rights [Member] | Maximum [Member] | Present Value of Net Servicing Revenue [Member] | Significant Unobservable Inputs (Level 3) [Member] | Prepayment Rate [Member]
Ranges and Weighted Average [Abstract]
Servicing asset measurement input		0.4421	0.6470
Recurring Basis [Member] | Capitalized Mortgage Loan Servicing Rights [Member] | Weighted Average [Member] | Significant Unobservable Inputs (Level 3) [Member] | Cost to Service [Member]
Ranges and Weighted Average [Abstract]
Servicing asset measurement input		78	79
Recurring Basis [Member] | Capitalized Mortgage Loan Servicing Rights [Member] | Weighted Average [Member] | Significant Unobservable Inputs (Level 3) [Member] | Ancillary Income [Member]
Ranges and Weighted Average [Abstract]
Servicing asset measurement input		21	22
Recurring Basis [Member] | Capitalized Mortgage Loan Servicing Rights [Member] | Weighted Average [Member] | Present Value of Net Servicing Revenue [Member] | Significant Unobservable Inputs (Level 3) [Member] | Discount Rate [Member]
Ranges and Weighted Average [Abstract]
Servicing asset measurement input		0.1007	0.1009
Recurring Basis [Member] | Capitalized Mortgage Loan Servicing Rights [Member] | Weighted Average [Member] | Present Value of Net Servicing Revenue [Member] | Significant Unobservable Inputs (Level 3) [Member] | Float Rate [Member]
Ranges and Weighted Average [Abstract]
Servicing asset measurement input		0.0136	0.0043
Recurring Basis [Member] | Capitalized Mortgage Loan Servicing Rights [Member] | Weighted Average [Member] | Present Value of Net Servicing Revenue [Member] | Significant Unobservable Inputs (Level 3) [Member] | Prepayment Rate [Member]
Ranges and Weighted Average [Abstract]
Servicing asset measurement input		0.1392	0.2085
Nonrecurring Basis [Member] | Collateral Dependent Loans Commercial [Member] | Significant Unobservable Inputs (Level 3) [Member]
Asset Fair Value [Abstract]
Collateral dependent loans fair value		$ 339,000
Nonrecurring Basis [Member] | Collateral Dependent Loans Commercial [Member] | Minimum [Member] | Sales Comparison Approach [Member] | Significant Unobservable Inputs (Level 3) [Member] | Adjustment for Differences Between Comparable Sales [Member]
Ranges and Weighted Average [Abstract]
Impaired loans measurement input		(0.125)
Nonrecurring Basis [Member] | Collateral Dependent Loans Commercial [Member] | Maximum [Member] | Sales Comparison Approach [Member] | Significant Unobservable Inputs (Level 3) [Member] | Adjustment for Differences Between Comparable Sales [Member]
Ranges and Weighted Average [Abstract]
Impaired loans measurement input		0.120
Nonrecurring Basis [Member] | Collateral Dependent Loans Commercial [Member] | Weighted Average [Member] | Sales Comparison Approach [Member] | Significant Unobservable Inputs (Level 3) [Member] | Adjustment for Differences Between Comparable Sales [Member]
Ranges and Weighted Average [Abstract]
Impaired loans measurement input		0.015
Nonrecurring Basis [Member] | Collateral Dependent Loans Mortgage and Installment [Member] | Significant Unobservable Inputs (Level 3) [Member]
Asset Fair Value [Abstract]
Collateral dependent loans fair value	[1]	$ 1,017,000
Nonrecurring Basis [Member] | Collateral Dependent Loans Mortgage and Installment [Member] | Minimum [Member] | Sales Comparison Approach [Member] | Significant Unobservable Inputs (Level 3) [Member] | Adjustment for Differences Between Comparable Sales [Member]
Ranges and Weighted Average [Abstract]
Impaired loans measurement input	[1]	(0.301)
Nonrecurring Basis [Member] | Collateral Dependent Loans Mortgage and Installment [Member] | Maximum [Member] | Sales Comparison Approach [Member] | Significant Unobservable Inputs (Level 3) [Member] | Adjustment for Differences Between Comparable Sales [Member]
Ranges and Weighted Average [Abstract]
Impaired loans measurement input	[1]	0.293
Nonrecurring Basis [Member] | Collateral Dependent Loans Mortgage and Installment [Member] | Weighted Average [Member] | Sales Comparison Approach [Member] | Significant Unobservable Inputs (Level 3) [Member] | Adjustment for Differences Between Comparable Sales [Member]
Ranges and Weighted Average [Abstract]
Impaired loans measurement input	[1]	0.002
Nonrecurring Basis [Member] | Impaired Loans Commercial [Member] | Significant Unobservable Inputs (Level 3) [Member]
Asset Fair Value [Abstract]
Impaired loans fair value			$ 8,054,000
Nonrecurring Basis [Member] | Impaired Loans Commercial [Member] | Minimum [Member] | Sales Comparison Approach [Member] | Significant Unobservable Inputs (Level 3) [Member] | Adjustment for Differences Between Comparable Sales [Member]
Ranges and Weighted Average [Abstract]
Impaired loans measurement input			(0.400)
Nonrecurring Basis [Member] | Impaired Loans Commercial [Member] | Maximum [Member] | Sales Comparison Approach [Member] | Significant Unobservable Inputs (Level 3) [Member] | Adjustment for Differences Between Comparable Sales [Member]
Ranges and Weighted Average [Abstract]
Impaired loans measurement input			0.750
Nonrecurring Basis [Member] | Impaired Loans Commercial [Member] | Weighted Average [Member] | Sales Comparison Approach [Member] | Significant Unobservable Inputs (Level 3) [Member] | Adjustment for Differences Between Comparable Sales [Member]
Ranges and Weighted Average [Abstract]
Impaired loans measurement input			0.038
Nonrecurring Basis [Member] | Impaired Loans Mortgage and Installment [Member] | Significant Unobservable Inputs (Level 3) [Member]
Asset Fair Value [Abstract]
Impaired loans fair value	[1]		$ 1,020,000
Nonrecurring Basis [Member] | Impaired Loans Mortgage and Installment [Member] | Minimum [Member] | Sales Comparison Approach [Member] | Significant Unobservable Inputs (Level 3) [Member] | Adjustment for Differences Between Comparable Sales [Member]
Ranges and Weighted Average [Abstract]
Impaired loans measurement input	[1]		(0.733)
Nonrecurring Basis [Member] | Impaired Loans Mortgage and Installment [Member] | Maximum [Member] | Sales Comparison Approach [Member] | Significant Unobservable Inputs (Level 3) [Member] | Adjustment for Differences Between Comparable Sales [Member]
Ranges and Weighted Average [Abstract]
Impaired loans measurement input	[1]		1.046
Nonrecurring Basis [Member] | Impaired Loans Mortgage and Installment [Member] | Weighted Average [Member] | Sales Comparison Approach [Member] | Significant Unobservable Inputs (Level 3) [Member] | Adjustment for Differences Between Comparable Sales [Member]
Ranges and Weighted Average [Abstract]
Impaired loans measurement input	[1]		(0.015)
Nonrecurring Basis [Member] | Other Real Estate Mortgage [Member] | Significant Unobservable Inputs (Level 3) [Member]
Asset Fair Value [Abstract]
Other real estate fair value			$ 102,000
Nonrecurring Basis [Member] | Other Real Estate Mortgage [Member] | Minimum [Member] | Sales Comparison Approach [Member] | Significant Unobservable Inputs (Level 3) [Member] | Adjustment for Differences Between Comparable Sales [Member]
Ranges and Weighted Average [Abstract]
Other real estate measurement input			(0.131)
Nonrecurring Basis [Member] | Other Real Estate Mortgage [Member] | Maximum [Member] | Sales Comparison Approach [Member] | Significant Unobservable Inputs (Level 3) [Member] | Adjustment for Differences Between Comparable Sales [Member]
Ranges and Weighted Average [Abstract]
Other real estate measurement input			0.024
Nonrecurring Basis [Member] | Other Real Estate Mortgage [Member] | Weighted Average [Member] | Sales Comparison Approach [Member] | Significant Unobservable Inputs (Level 3) [Member] | Adjustment for Differences Between Comparable Sales [Member]
Ranges and Weighted Average [Abstract]
Other real estate measurement input			(0.036)

[1]	In addition to the valuation techniques and unobservable inputs discussed above, at December 31, 2021 and 2020 certain collateral dependent installment loans totaling approximately $0.17 million and $0.16 million are secured by collateral other than real estate. For the majority of these loans, we apply internal discount rates to industry valuation guides.